INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Operating loss carryforwards
Period over which state capital-based tax will be phased out	7 years
Deferred tax expense	$ 587,000
Deferred tax liabilities	$ 5,096,000	$ 4,506,000
State deferred tax asset		790,000
Deferred tax liabilities		1,430,000
Deferred taxes unrealized gain (loss) on available-for-sale securities		$ 53,000
U.S. federal corporate income tax rate	21.00%	26.42%
Weighted average federal corporate tax rate		26.42%
Non-cash reduction to the value of net deferred tax liabilities		$ 2,400,000
Minimum [Member]
U.S. federal corporate income tax rate	21.00%
Maximum [Member]
U.S. federal corporate income tax rate	34.00%
State and Local Jurisdiction [Member]
Operating loss carryforwards	$ 10,182,000	10,107,000	$ 8,274,000
Domestic Tax Authority [Member]
Operating loss carryforwards	$ 4,001,000	$ 4,078,000